N-4	Dec. 31, 2025 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
Entity Central Index Key	0000947703
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2025
Amendment Flag	false
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]
Important Information You Should Consider About the Contract
Fees, Expenses, and Adjustments
Are There Ongoing Fees and Expenses?

Yes.

The table below describes the fees and expenses that you may pay each year, depending on the Investment Options and optional benefits you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses disclosed below do not reflect any Advisory Fees paid to third party financial professionals from your Account Value or other assets. If such Advisory Fees were reflected, the fees and expenses disclosed below would be higher.

Annual Fee	Minimum	Maximum
Base Contract Fees	0.250%*	0.416%*
Portfolio Company fees and expenses[1]	0.28%	1.13%
Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.10%[2]	0.80%[3]

*Charge based on a percentage of the net assets allocated to the Variable Options.

1. Charge based on a percentage of net assets allocated to the Variable Options. We assess a Fund Access Charge on Account Value invested in certain Variable Options. The maximum Fund Access Charge associated with each Variable Option is included when determining the minimum and maximum Portfolio fees and expenses in the table. Please refer to the “Charges and Adjustments” section and “Appendix A” for further information.

2. Charge based on a percentage of the net assets allocated to the Variable Options. This charge is the current charge for the Return of Adjusted Purchase Payments Death Benefit, the least expensive optional benefit with an additional charge.

3. Charge based on a percentage of the net assets allocated to the Variable Options. This charge is the current charge for the Prudential Defined Income Benefit, the most expensive optional benefit with an additional charge.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add negative Market Value Adjustments that substantially increase costs.

Lowest Annual Cost $707	Highest Annual Cost $3,190

Assumes:

•   Investment of $100,000

•   5% annual appreciation

•   Least expensive Portfolio fees and expenses

•   No optional benefits

•   No sales charges or Advisory Fees

•   No subsequent Purchase Payments, transfers or withdrawals

Assumes:

•   Investment of $100,000

•   5% annual appreciation

•   Most expensive combination of optional benefits and Portfolio fees and expenses

•   No sales charges or Advisory Fees

•   No subsequent Purchase Payments, transfers or withdrawals

For more information on ongoing fees and expenses, please refer to the “Fee Table” and “Charges and Adjustments” sections of this prospectus.

Ongoing Fees and Expenses [Table Text Block]	Are There Ongoing Fees and Expenses?

Yes.

The table below describes the fees and expenses that you may pay each year, depending on the Investment Options and optional benefits you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses disclosed below do not reflect any Advisory Fees paid to third party financial professionals from your Account Value or other assets. If such Advisory Fees were reflected, the fees and expenses disclosed below would be higher.

Annual Fee	Minimum	Maximum
Base Contract Fees	0.250%*	0.416%*
Portfolio Company fees and expenses[1]	0.28%	1.13%
Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.10%[2]	0.80%[3]

*Charge based on a percentage of the net assets allocated to the Variable Options.

1. Charge based on a percentage of net assets allocated to the Variable Options. We assess a Fund Access Charge on Account Value invested in certain Variable Options. The maximum Fund Access Charge associated with each Variable Option is included when determining the minimum and maximum Portfolio fees and expenses in the table. Please refer to the “Charges and Adjustments” section and “Appendix A” for further information.

2. Charge based on a percentage of the net assets allocated to the Variable Options. This charge is the current charge for the Return of Adjusted Purchase Payments Death Benefit, the least expensive optional benefit with an additional charge.

3. Charge based on a percentage of the net assets allocated to the Variable Options. This charge is the current charge for the Prudential Defined Income Benefit, the most expensive optional benefit with an additional charge.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add negative Market Value Adjustments that substantially increase costs.

Lowest Annual Cost $707	Highest Annual Cost $3,190

Assumes:

•   Investment of $100,000

•   5% annual appreciation

•   Least expensive Portfolio fees and expenses

•   No optional benefits

•   No sales charges or Advisory Fees

•   No subsequent Purchase Payments, transfers or withdrawals

Assumes:

•   Investment of $100,000

•   5% annual appreciation

•   Most expensive combination of optional benefits and Portfolio fees and expenses

•   No sales charges or Advisory Fees

•   No subsequent Purchase Payments, transfers or withdrawals

For more information on ongoing fees and expenses, please refer to the “Fee Table” and “Charges and Adjustments” sections of this prospectus.

Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.28%	[1]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.13%	[1]
Optional Benefits Minimum [Percent]	0.10%	[2]
Optional Benefits Maximum [Percent]	0.80%	[3]
Base Contract (N-4) Footnotes [Text Block]	Charge based on a percentage of the net assets allocated to the Variable Options.
Optional Benefits Footnotes [Text Block]	Charge based on a percentage of the net assets allocated to the Variable Options. This charge is the current charge for the Return of Adjusted Purchase Payments Death Benefit, the least expensive optional benefit with an additional charge.Charge based on a percentage of the net assets allocated to the Variable Options. This charge is the current charge for the Prudential Defined Income Benefit, the most expensive optional benefit with an additional charge.
Investment Options Footnotes [Text Block]	Charge based on a percentage of net assets allocated to the Variable Options. We assess a Fund Access Charge on Account Value invested in certain Variable Options. The maximum Fund Access Charge associated with each Variable Option is included when determining the minimum and maximum Portfolio fees and expenses in the table. Please refer to the “Charges and Adjustments” section and “Appendix A” for further information.
Lowest Annual Cost [Dollars]	$ 707
Highest Annual Cost [Dollars]	$ 3,190
Item 4. Fee Table [Line Items]
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.416%	[4]
Base Contract Expense (of Average Account Value), Minimum [Percent]	0.25%	[4]

[1]	Charge based on a percentage of net assets allocated to the Variable Options. We assess a Fund Access Charge on Account Value invested in certain Variable Options. The maximum Fund Access Charge associated with each Variable Option is included when determining the minimum and maximum Portfolio fees and expenses in the table. Please refer to the “Charges and Adjustments” section and “Appendix A” for further information.
[2]	Charge based on a percentage of the net assets allocated to the Variable Options. This charge is the current charge for the Return of Adjusted Purchase Payments Death Benefit, the least expensive optional benefit with an additional charge.
[3]	Charge based on a percentage of the net assets allocated to the Variable Options. This charge is the current charge for the Prudential Defined Income Benefit, the most expensive optional benefit with an additional charge.
[4]	Charge based on a percentage of the net assets allocated to the Variable Options.